THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account C
Multi-Fund® 5 Retirement Annuity

Lincoln Life Variable Annuity Account N
ChoicePlusSM Suite, ChoicePlusSM II Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Bonus, ChoicePlusSM Design
 ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Prime
ChoicePlusSM Signature, ChoicePlusSM Rollover, ChoicePlusSM Advisory

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Suite, ChoicePlusSM II Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Bonus, ChoicePlusSM Design
 ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Prime
ChoicePlusSM Signature, ChoicePlusSM Advisory

Supplement dated March 25, 2019

This Supplement discusses fund reorganizations that will impact the investment options under your annuity contract. All other provisions outlined in your prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us of the proposed reorganization of the Acquired Funds listed below. The reorganizations are subject to shareholder vote at a meeting which will take place on May 9, 2019. If shareholders vote to approve the reorganizations, they will be completed on or about May 24, 2019, and the Acquired Funds will no longer be available as investment options under your contract after the reorganization effective date (currently scheduled for May 24, 2019).

ACQUIRED FUND	ACQUIRING FUND
LVIP ClearBridge Large Cap Managed Volatility Fund	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund

LVIP Invesco Diversified Equity-Income Managed Volatility Fund	LVIP Invesco Select Equity Income Managed Volatility Fund

You will be able to transfer contract value from an Acquired Fund subaccount to any other subaccount under the contract without any fees or charges and without the transfer counting against the number of allowable transfers under your contract until May 24, 2019. Following the reorganizations, contractowners of units of the Acquired Fund subaccounts will automatically receive a proportionate value of units of the Acquiring Fund subaccounts. Once the reorganizations occur, any future allocations previously designated to an Acquired Fund will be allocated to the corresponding Acquiring Fund.

The investment adviser of each Acquiring Fund is Lincoln Investment Advisors Corporation. The investment objectives, policies, and risks of each Acquiring Fund are similar to those of its corresponding Acquired Fund. For complete details relating to an Acquiring Fund, including fees and expenses, please refer to the fund’s prospectus.

Please retain this Supplement for future reference.